Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 185,888
Net increase in plan interest in Master Trust for Norfolk Southern Corporation common	67,420
Dividends	17,076
Interest	1,874
Total investment income	272,258
Interest on notes receivable from participants	1,201
Contributions
Employee contributions	44,170
Employer contributions	15,353
Total contributions	59,523
Total additions	332,982
Deductions from net assets attributed to:
Benefits paid	176,503
Administrative expenses	777
Total deductions	177,280
Net increase before transfers	155,702
Assets transferred in from Thoroughbred Retirement Investment Plan of Norfolk Southern Corporation and Participating Subsidiary Companies	79
Assets transferred out to Thoroughbred Retirement Investment Plan of Norfolk Southern Corporation and Participating Subsidiary Companies	(115)
Total transfers	(36)
Net increase in net assets available for benefits	155,666
Beginning of year	1,552,808
End of year	$ 1,708,474